Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended
	Sep. 30, 2025	Sep. 16, 2025	Oct. 04, 2021	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000264391
Account Value [Line Items]
Line Graph and Table Measure Name				Sphere 500 Climate Fund - Institutional Class
Accumulated Value	$ 10,106	$ 10,000
C000247983
Account Value [Line Items]
Line Graph and Table Measure Name				Sphere 500 Climate Fund - Class R6
Accumulated Value			$ 10,000		$ 8,280	$ 10,007	$ 13,568	$ 16,301
Sphere 500 Fossil-Free Index
Account Value [Line Items]
Line Graph and Table Measure Name				Sphere 500 Fossil Free Index
Accumulated Value	10,107	9,999
Sphere 500 Fossil-Free Index
Account Value [Line Items]
Line Graph and Table Measure Name				Sphere 500 Fossil Free Index
Accumulated Value			10,000		8,133	9,920	13,763	16,219
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,126	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000		$ 8,466	$ 10,296	$ 14,039	$ 16,510